Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities

Sentage Holdings Inc. (“Sentage Holdings” or the “Company”) was incorporated on September 16, 2019 under the law of Cayman Islands as an exempted company with limited liability. As of December 31, 2024, the Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) was primarily engaged in providing customers with comprehensive prepaid payment network services. All of the Group’s operations and customers are located in the People’s Republic of China(“PRC”).

Sentage Holdings owns 100% of the equity interests of Sentage Hongkong Limited (“Sentage HK”), a limited liability company formed under the laws of Hong Kong on September 25, 2019.

On December 17, 2019, Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”) was incorporated pursuant to PRC laws as a wholly foreign owned enterprise of Sentage HK.

Sentage Holdings, Sentage HK, and Sentage WFOE are currently not engaging in any active business operations and merely acting as holding companies.

As of December 31, 2025, the consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Sentage Holdings Inc. (“Sentage Holdings”)	September 16, 2019	Cayman Islands	Parent, 100%	Investment holding
Sentage Hongkong Limited (“Sentage HK”)	September 25, 2019	Hong Kong	100%	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”)	December 17, 2019	Shanghai, PRC	100%	WFOE
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”)	August 13, 2014	Shanghai, PRC	VIE	Investment holding
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”)	January 9, 2015	Shanghai, PRC	VIE	Investment holding
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”)	August 4, 2009	Qingdao,Shandong,PRC	VIE	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”)	August 29, 2017	Shanghai, PRC	VIE	Investment holding
(b)	History of the Group and reorganization

Organization and General

Prior to the reorganization described below, the Sentage Operating Companies Shareholders were the controlling shareholders of the following entities: (1) Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”), formed in Shanghai City, China on August 13, 2014; (2) Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”), formed in Shanghai City, China on January 9, 2015; (3) Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”), formed in Qingdao City, Shandong Province, China on August 4, 2009; and (4) Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”), formed in Shanghai City, China on August 29, 2017. Daxin Wealth, Daxin Zhuohui, Qingdao Buytop and Zhenyi were all formed as limited companies pursuant to PRC laws. Qingdao Buytop is primarily engaged in providing customers with prepaid payment network services. Daxin Wealth, Daxin Zhuohui, Qingdao Buytop and Zhenyi are collectively referred to as the “Sentage Operating Companies” below.

Reverse recapitalization

A reorganization of legal structure (“Reorganization”) was completed on March 9, 2020. The Reorganization involved the formation of Sentage Holdings, Sentage HK and Sentage WFOE, and entering into certain contractual arrangements Sentage WFOE, the shareholders of the Sentage Operating Companies. Consequently, the Company became the ultimate holding company of Sentage HK, Sentage WFOE, Daxin Wealth, Daxin Zhuohui, and Qingdao Buytop.

On March 9, 2020, Sentage WFOE entered into a series of contractual arrangements with the shareholders of the Sentage Operating Companies. These agreements include Exclusive Purchase Agreements, an Exclusive Business Cooperation Agreement, Equity Pledge Agreements, Powers of Attorney, Loan Agreements intended to guarantee the exercise of the Exclusive Purchase Agreements and Spouse Consents (collectively the “VIE Agreements”). Sentage WFOE, Zhenyi, and Zhenyi’s shareholders entered into the VIE Agreements on April 1, 2021. Pursuant to the VIE Agreements, Sentage WFOE has the exclusive right to provide to the Sentage Operating Companies consulting services related to business operations including technical and management consulting services.

As a result of our direct ownership in Sentage WFOE and the VIE Agreements, we are regarded as the primary beneficiary of the VIEs, and we treat the VIEs as our consolidated entities under U.S. GAAP, for accounting purposes. We have consolidated the financial results of the VIEs in our consolidated financial statements in accordance with U.S. GAAP. The VIE Agreements have not been tested in a court of law in China as of the date of this annual report.

The Group, together with its wholly-owned subsidiaries and its VIEs, is effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Group, its subsidiaries, and its VIEs has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

(c)	VIE contractual arrangements

The Group’s main operating entities are Daxin Wealth, Daxin Zhuohui, Qingdao Buytop and Zhenyi (or the “Sentage Operating Companies” as referred above), in which we do not have equity interests but whose financial results have been consolidated by Sentage Holdings for accounting purposes in accordance with U.S. GAAP due to Sentage Holdings having effective control over, and being the primary beneficiary of, these companies via the VIE Agreements, which have not been tested in a court of law in China as of the date of this annual report.

Contractual arrangements with VIEs

(a)	Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreements between Sentage Operating Group and Sentage WFOE, Sentage WFOE provides Sentage Operating Companies with technical support, intellectual services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. For services rendered to Sentage Operating Companies by Sentage WFOE under the Exclusive Business Cooperation Agreements, Sentage WFOE is entitled to collect a service fee equal to the remaining amount of Sentage Operating Companies’ profit before tax after deducting relevant costs and reasonable expenses.

The term of each Exclusive Business Cooperation Agreement remains effective unless the agreement is explicitly terminated by Sentage WFOE through written form or other means specified therein. The Sentage Operating Companies do not have the right to terminate that agreement unilaterally.

Sentage WFOE has absolutely authority relating to the management of the Sentage Operating Companies, including, but not limited to, decisions with regard to expense, salary raises and bonuses, hiring, firing, and other operational functions. The Exclusive Business Cooperation Agreement does not prohibit related party transactions.

(b)	Equity Pledge Agreement

Under the Equity Pledge Agreements among Sentage WFOE and all the shareholders of Sentage Operating Companies (the “Sentage Operating Companies Shareholders”), the Sentage Operating Companies Shareholders pledged all of their respective equity interests in the Sentage Operating Companies to Sentage WFOE to guarantee the performance of the Sentage Operating Companies’ obligations under the Exclusive Business Cooperation Agreement, Exclusive Purchase Option Agreement, and Loan Contracts (collectively, the “Transaction Agreements”). Under the terms of the Equity Pledge Agreements, in the event that the Sentage Operating Companies or the Sentage Operating Companies Shareholders breach their respective contractual obligations under the Transaction Agreements, Sentage WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The Sentage Operating Companies Shareholders also agreed that upon occurrence of any event of default, as set forth in the Equity Pledge Agreement, Sentage WFOE is entitled to dispose of the pledged equity interests in accordance with applicable PRC laws. The Sentage Operating Companies Shareholders further agreed not to dispose of the pledged equity interests or take any action that would prejudice Sentage WFOE’s interest.

The Equity Pledge Agreements are effective until the latest date of the following: (1) the secured debt in the scope of pledge is paid in full; (2) Sentage WFOE exercises its pledge rights pursuant to provisions and conditions of the Equity Pledge Agreements; and (3) the Sentage Operating Companies Shareholders transfer all the pledged equity interests to the Sentage WFOE according to the Exclusive Purchase Option Agreements, or other entity or individual designated by it.

The purpose of the Equity Pledge Agreements are to (1) guarantee the performance of the Sentage Operating Companies’ obligations under the Transaction Agreements, (2) make sure the Sentage Operating Companies Shareholders do not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice Sentage WFOE’s interests without Sentage WFOE’s prior written consent, and (3) provide Sentage WFOE control over the Sentage Operating Companies. In the event the Sentage Operating Companies breach their contractual obligations under the Transaction Agreements, Sentage WFOE will be entitled to foreclose on the Sentage Operating Companies Shareholders’ equity interests in the Sentage Operating Companies and may (1) exercise its option to purchase or designate third parties to purchase part or all of their equity interests in the Sentage Operating Companies and, under such circumstances, Sentage WFOE may terminate the Equity Pledge Agreement and the other VIE Agreements after acquisition of all equity interests in the Sentage Operating Companies or form a new VIE structure with the third parties designated by Sentage WFOE, or (2) dispose of the pledged equity interests and be paid in priority out of proceeds from the disposal, in which the case, the existing VIE structure will be terminated.

(c)	Exclusive Purchase Option Agreement

Under the Exclusive Purchase Option Agreements, the Sentage Operating Companies Shareholders irrevocably granted Sentage WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in the Sentage Operating Companies or the assets of the Sentage Operating Companies. The option price is the minimum amount to the extent permitted under PRC law.

Under the Exclusive Purchase Agreements, Sentage WFOE may, at any time under any circumstances, purchase or have its designee purchase, at its discretion, to the extent permitted under PRC law, all or part of the Sentage Operating Companies Shareholders’ equity interests in the Sentage Operating Companies or the assets of the Sentage Operating Companies. The Exclusive Purchase Agreement, together with the Equity Pledge Agreement, the Exclusive Business Cooperation Agreement, Powers of Attorney, and Loan Contracts, enable Sentage WFOE to exercise effective control over the Sentage Operating Companies.

The Exclusive Purchase Agreements remain effective until all the equity or assets of the Sentage Operating Companies is legally transferred under the name of Sentage WFOE and/or other entity or individual designated by it.

(d)	Shareholders’ Powers of Attorney

Under each of the Powers of Attorney, the Sentage Operating Companies Shareholders authorized Sentage WFOE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including, but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholders’ rights, including voting, that shareholders are entitled to under the laws of China and the articles of association of the respective Sentage Operating Group, including, but not limited to, the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer, and other senior management members of the Sentage Operating Companies.

The term of each of the Powers of Attorney is the same as the term of the Exclusive Purchase Option Agreement. The Powers of Attorney are each irrevocable and continuously valid from the date of execution of the Powers of Attorney, so long as the Sentage Operating Companies Shareholders are shareholders of the Sentage Operating Companies.

(e)	Loan Contracts

Each shareholder of the Sentage Operating Companies has entered into a loan contract with Sentage WFOE, with each contract taking effect from March 9, 2020. Under these loan contracts, Sentage WFOE provided each shareholder of the VIEs with a loan, free of interest, provided that if any of the shareholders of the Sentage Operating Companies fails to pay any sum pursuant to the schedule specified thereunder, default interest shall be calculated at a daily rate of 0.1% until the shareholder fully repays such sum (including the default interest). The proceeds from the loans were used for purposes consented by Sentage WFOE. The loans can be repaid by transferring each shareholder’s respective equity interest in the Sentage Operating Companies pursuant to the Exclusive Purchase Option Agreements. Each of the loan contracts shall remain in effect until the day when Sentage WFOE exercises its exclusive option in accordance with the applicable Exclusive Purchase Option Agreement, unless otherwise terminated by Sentage WFOE when any shareholder of VIEs materially breaches the terms of such loan contracts.

(f)	Spousal Consents

The spouse of each of the Sentage Operating Companies Shareholders agreed, via a spousal consent, to the execution of the “Transaction Documents”, including: (a) the Exclusive Purchase Option Agreement entered into with Sentage WFOE and the Sentage Operating Companies; (b) the Equity Pledge Agreement entered into with Sentage WFOE; (c) the Powers of Attorney executed by the Sentage Operating Companies Shareholders, and (d) the Loan Contracts entered into with Sentage WFOE, and the disposal of the equity interests of Sentage Operating Companies held by the Sentage Operating Companies Shareholder and registered in his or her name.

The spouse of each of the individual Sentage Operating Companies Shareholders has further undertaken to not to make any claims in connection with the equity interests of Sentage Operating Companies, which are held by the Sentage Operating Companies Shareholder. The spouse of the Sentage Operating Companies Shareholder confirms that the Sentage Operating Companies Shareholder can perform, amend, or terminate the Transaction Documents without his or her authorization or consent. He or she undertakes to execute all necessary documents and take all necessary actions to ensure appropriate performance of the agreements.

Risks associated with the VIE structure

The Group believes that the contractual arrangements with its VIEs and the shareholders of its VIEs are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Group’s PRC subsidiary and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Group’s PRC subsidiary and VIEs;

●	limit the Group’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Group’s PRC subsidiary and VIEs may not be able to comply;

●	require the Group or the Group’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Group’s use of the proceeds from public offering to finance the Group’s business and operations in China.

The Group’s ability to conduct its financial service businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders and it may lose the ability to receive economic benefits from the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group, its PRC subsidiary and its VIEs.

The Group, Sentage HK and Sentage WFOE are essentially holding companies and do not have active operations as of December 31, 2024 and 2025. As a result, total assets and liabilities presented on the Consolidated Balance Sheets and revenue, expenses, and net income presented on the Consolidated Statement of Comprehensive Income as well as the cash flows from operating, investing and financing activities presented on the Consolidated Statement of Cash Flows are substantially the financial position, operation and cash flow of the Group’s VIEs. The Group has not provided any financial support to the VIEs for the years ended December 31, 2024 and 2025.

The table sets forth the assets and liabilities of the VIEs included in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	USD	USD
ASSETS
Current assets
Cash and cash equivalents	8,488	12,419
Restricted cash	19,961	25,750
Accounts receivable, net	51,890	75,074
Prepaid expenses and other current assets	984,998	23,721

Total current assets	1,065,337	136,964

Non-current assets
Property and equipment, net	50,882	40,764
Intangible assets, net	51,957	40,384
Deferred tax assets	11,987	12,512

Total non-current assets	114,826	93,660

Total assets	1,180,163	230,624

Current liabilities
Accounts payable	5,821	6,076
Accrued expenses and other current liabilities	1,773,390	1,842,505

Total current liabilities	1,779,211	1,848,581

Non-current liability
Due to a related party	1,368,555	1,837,409

Total non-current liability	1,368,555	1,837,409
Total liabilities	3,147,766	3,685,990

The table sets forth the results of operations of the VIE included in the Group’s consolidated statements of comprehensive income/(loss):

	Years ended December 31,
	2023	2024	2025
	USD	USD	USD
Total revenues	146,554	107,507	68,909
Net Loss	(797,223)	(917,055)	(1,363,702)

The table sets forth the cash flows of the VIE included in the Group’s consolidated statements of cash flows:

	Years ended December 31,
	2023	2024	2025
	USD	USD	USD
Net cash used in operating activities	(254,262)	(711,635)	(310,275)
Net cash used in investing activity	(23,433)	-	-
Net cash provided by financing activities	299,385	604,461	468,854

For the years ended December 31, 2023, 2024 and 2025, net cash provided by financing activities of the VIEs consists of borrowings from related parties of $299,385, $604,461 and $468,854, respectively.

Under the VIE Arrangements, the Group has the power to direct activities of VIE and can have assets transferred out of VIE. Therefore, the Group considers that there is no asset in VIE that can be used only to settle obligations of VIE, except for registered capital and PRC statutory reserves, if any. As VIE is incorporated as limited liability Group under the Group Law of the PRC, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of VIE. Accordingly, the accounts of VIE and its subsidiaries are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Group’s consolidated financial statements.

(d)	Going concern and management plans

The accompanying Consolidated Financial Statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.

During the financial year ended December 31, 2025, the Group incurred recurring losses from operations of $2,277,606 and negative cash outflows from operating activities amounting to $1,305,717, and as of December 31, 2025, its accumulated deficit was $47,646,285. The Group's liquidity requirements during the year were primarily funded through debt financing obtained from the related party, resulting an increase in the non-current balance due to the related party by $621,863 to $1,698,379. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The Group’s principal sources of liquidity have been financial support from its related parties. The Group’s ability to continue as a going concern dependent upon continued financial support from its related party.

While the Group expects to obtain continued financial support from its related parties to sustain its operations, there can be no assurance that such financial support will be available when needed or in sufficient amounts, nor any assurance that the Group will be able to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might result from the outcome of this uncertainty.